Operating Expenses (Details) - Schedule of Operating Expenses by Nature - As restated [Member] - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Operating Expenses (Details) - Schedule of Operating Expenses by Nature [Line Items]
Employee benefit expenses	$ 23,250,847	$ 30,802,594	$ 17,290,669
Stock-based compensation	2,436,974	4,272,673	12,193,618
Research costs	624,866	2,074,830	2,732,403
Impairment loss related to intangible assets	5,791,439	38,207,503
Marketing expenses	2,950,052	917,223	756,199
Selling expenses	143,394	299,382	615,763
Depreciation of property and equipment	1,059,769	1,291,048	989,963
Product line management expenses	38,293	47,965	45,640
Recruitment fees	369,482	791,788	522,434
Professional fees	6,795,731	3,852,140	3,252,743
Other expenses	2,331,738	1,176,515	1,082,619
Subcontractor services	1,632,311	2,006,904	1,757,828
Travel expenses	527,826	482,358	34,253
Amortization of intangible assets	286,494	257,064	463,784
Insurance	371,791	373,311	448,777
Research and development tax credits	(225,609)	(70,191)	(237,364)
Depreciation expense on right of use assets	533,394	560,870	349,833
Business acquisition costs	3,506,630
Operating expenses	$ 52,425,422	$ 87,343,977	$ 42,299,162